16. RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 23, 2021	Feb. 12, 2021	Jan. 20, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share based compensation expenses	$ 5,100,000	$ 0	$ 5,500,000	$ 0
Number of shares issued					66,666	79,311	237,932	76,635
Accrued income including contract assets								$ 797,000
Interest income on impaired financial assets accrued	$ 593,000		$ 1,158,000	$ 0
Investissement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						317,241